STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SCHEDULE OF PREFERRED AND COMMON STOCK AUTHORIZED

The Company is authorized under the MAA as amended, to issue an unlimited number of shares divided as follows:

	Number of Shares	Par Value Per Share
Ordinary Shares	Unlimited	$	No par value
Series Seed Preferred Shares	25,000		$0.0001
Series A1A Preferred Shares	10,000,000		$0.0001
Series A2 Preferred Shares	3,000,000		$0.0001
Series A4 Preferred Shares	Unlimited		$0.0001
Series B Preferred Shares	21,000,000		$0.0001
Series C Preferred Shares	12,000,000		$0.0001
Blank Check Preferred Shares	Unlimited		No par value

SCHEDULE OF PREFERRED STOCK ISSUED

The different classes of preferred stock issued are set forth below:

	December 31, 2025	December 31, 2024
Series Seed Preferred Shares	7,020	7,020
Series A1A Preferred Shares	715,484	1,169,845
Series A2 Preferred Shares	574,068	634,978
Series A4 Preferred Shares	2,064,757	10,615
Series B Preferred Shares	13,407,566	1,262,074
Series C Preferred Shares	5,500,000	-
Total	22,268,895	3,084,532